LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.77%
Fannie Mae REMIC
•Series 2011-86 NF 5.94% (SOFR30A + 0.66%) 9/25/41	658,141	$654,302
Series 2013-6 JB 1.50% 2/25/43	4,935,193	4,286,914
•Series 2014-49 AF 5.79% (SOFR30A + 0.43%) 8/25/44	283,760	281,132
•Series 2017-95 FA 5.82% (SOFR30A + 0.46%) 11/25/47	1,610,921	1,595,260
•Series 2019-53 FA 5.87% (SOFR30A + 0.51%) 9/25/49	1,639,990	1,590,512
•Series 2020-29 FC 6.27% (SOFR30A + 0.91%) 5/25/50	1,916,662	1,925,116
Freddie Mac REMIC
Series 4141 PA 1.50% 12/15/42	5,241,717	4,486,310
•Series 4347 WF 5.87% (SOFR30A + 0.51%) 1/15/40	596,671	591,508
•Series 4367 GF 5.82% (SOFR30A + 0.46%) 3/15/37	1,707,543	1,686,802
•Series 4419 AF 5.81% (SOFR30A + 0.45%) 6/15/40	1,008,856	998,405
•Series 4730 WF 5.82% (SOFR30A + 0.46%) 8/15/38	1,852,554	1,833,205
•Series 4906 WF 5.87% (SOFR30A + 0.51%) 12/15/38	2,187,409	2,128,947
Series 4948 E 2.50% 10/25/48	297,305	271,406
Series 5115 CD 1.00% 8/15/44	4,931,165	4,287,529
•Freddie Mac Strips
Series 328 F4 5.82% (SOFR30A + 0.46%) 2/15/38	1,765,713	1,746,976
Series 330 F4 5.82% (SOFR30A + 0.46%) 10/15/37	786,397	778,075
•GNMA
Series 2016-H17 FC 6.30% (TSFR01M + 0.94%) 8/20/66	974,065	976,160
Series 2016-H19 FA 6.25% (TSFR01M + 0.89%) 9/20/66	791,650	794,003
Series 2022-H22 EF 6.10% (SOFR30A + 0.75%) 10/20/72	2,563,856	2,571,583
Series 2023-H02 FA 6.25% (SOFR30A + 0.90%) 1/20/73	3,387,513	3,325,161
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2023-H23 JF 6.33% (SOFR30A + 0.98%) 9/20/73	7,814,116	$7,779,839
Series 2023-H26 DF 5.65% (SOFR30A + 0.30%) 9/20/73	5,820,320	5,795,873
Total Agency Collateralized Mortgage Obligations (Cost $52,524,696)		50,385,018
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.37%
•Fannie Mae-Aces
Series 2017-M13 FA 5.87% (SOFR30A + 0.51%) 10/25/24	439,564	437,662
Series 2017-M2 A2 2.92% 2/25/27	1,954,278	1,904,099
Series 2017-M4 A2 2.64% 12/25/26	911,987	883,731
Total Agency Commercial Mortgage-Backed Securities (Cost $3,232,697)		3,225,492
AGENCY MORTGAGE-BACKED SECURITIES–12.13%
Fannie Mae S.F. 30 yr TBA
4.00% 10/1/54	15,400,000	14,788,365
4.00% 11/1/54	7,400,000	7,115,273
5.00% 11/1/54	21,900,000	21,888,879
6.00% 11/1/54	60,900,000	62,239,182
Total Agency Mortgage-Backed Securities (Cost $106,196,840)		106,031,699
AGENCY OBLIGATION–1.51%
Federal Home Loan Mortgage Corp. 5.55% 7/30/27	13,176,000	13,164,586
Total Agency Obligation (Cost $13,176,000)		13,164,586
CORPORATE BONDS–34.20%
Aerospace & Defense–0.62%
Boeing Co.
2.20% 2/4/26	2,200,000	2,118,576
2.75% 2/1/26	300,000	291,171
6.26% 5/1/27	500,000	516,459
Rolls-Royce PLC 3.63% 10/14/25	2,500,000	2,456,325
		5,382,531
Apparel–0.20%
Burberry Group PLC 1.13% 9/21/25	1,400,000	1,797,423
		1,797,423
Auto Manufacturers–2.69%
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,236,174
Ford Motor Credit Co. LLC
4.13% 8/4/25	5,400,000	5,350,152
5.13% 6/16/25	3,900,000	3,898,526
Hyundai Capital America 5.50% 3/30/26	4,200,000	4,262,238
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	$2,342,987
•Volkswagen Group of America Finance LLC 5.70% (SOFR + 0.83%) 3/20/26	3,383,000	3,387,499
		23,477,576
Banks–14.38%
ABN AMRO Bank NV
μ6.58% 10/13/26	7,500,000	7,635,140
•6.67% (SOFRINDX + 1.78%) 9/18/27	1,000,000	1,017,810
μBank of America Corp.
3.09% 10/1/25	4,660,000	4,660,000
5.08% 1/20/27	2,000,000	2,016,257
Barclays PLC
4.38% 1/12/26	3,000,000	2,994,288
μ5.30% 8/9/26	4,000,000	4,013,928
μBPCE SA 6.61% 10/19/27	2,700,000	2,802,898
μCitigroup, Inc.
2.01% 1/25/26	871,000	862,194
3.29% 3/17/26	1,000,000	991,781
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,985,991
Federation des Caisses Desjardins du Quebec 2.05% 2/10/25	3,571,000	3,533,583
•HSBC Holdings PLC 6.39% (SOFR + 1.43%) 3/10/26	500,000	501,966
μING Groep NV 3.87% 3/28/26	5,600,000	5,572,416
KEB Hana Bank 3.25% 3/30/27	2,000,000	1,958,220
μLloyds Banking Group PLC
3.51% 3/18/26	2,500,000	2,482,504
4.72% 8/11/26	3,000,000	2,996,295
5.46% 1/5/28	2,300,000	2,351,535
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	6,300,000	6,292,195
•5.70% (BBSW3M + 1.25%) 10/1/24	2,500,000	1,728,375
•Mizuho Bank Ltd. 4.92% (BBSW3M + 0.54%) 2/21/25	13,000,000	8,992,316
μMorgan Stanley
1.16% 10/21/25	900,000	898,172
5.65% 4/13/28	4,100,000	4,232,603
•Nordea Bank Abp
5.91% (SOFR + 0.96%) 6/6/25	4,000,000	4,013,740
5.96% (SOFR + 1.02%) 9/10/29	3,000,000	3,006,210
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	8,677,809
•Skandinaviska Enskilda Banken AB 5.85% (SOFR + 0.89%) 3/5/27	2,043,000	2,054,706
Societe Generale SA 2.63% 1/22/25	3,100,000	3,073,731
Standard Chartered PLC
μ1.82% 11/23/25	1,000,000	994,942
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Standard Chartered PLC (continued)
•5.96% (SOFR + 0.93%) 11/23/25	3,100,000	$3,101,787
•6.61% (SOFR + 1.74%) 3/30/26	4,500,000	4,530,570
•Sumitomo Mitsui Banking Corp. 5.22% (BBSW3M + 0.85%) 2/20/26	2,700,000	1,874,523
Sumitomo Mitsui Financial Group, Inc.
1.47% 7/8/25	2,500,000	2,442,281
5.88% 7/13/26	4,000,000	4,112,770
Synchrony Bank 5.40% 8/22/25	4,900,000	4,910,328
•UBS AG 5.36% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,387,402
μUBS Group AG
4.49% 5/12/26	5,800,000	5,783,085
5.71% 1/12/27	1,800,000	1,824,508
•Wells Fargo & Co. 6.51% (SOFR + 1.32%) 4/25/26	1,372,000	1,378,215
		125,687,074
Biotechnology–0.05%
Illumina, Inc. 5.80% 12/12/25	400,000	405,218
		405,218
Chemicals–0.39%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	3,500,000	3,377,971
		3,377,971
Commercial Services–0.31%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,675,970
		2,675,970
Diversified Financial Services–3.23%
•American Express Co. 6.11% (SOFR + 0.93%) 7/26/28	6,300,000	6,324,280
Avolon Holdings Funding Ltd. 2.88% 2/15/25	4,700,000	4,650,897
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,991,812
Nomura Holdings, Inc.
1.85% 7/16/25	3,421,000	3,343,970
2.65% 1/16/25	1,300,000	1,290,142
5.59% 7/2/27	2,200,000	2,266,375
ORIX Corp.
3.25% 12/4/24	1,300,000	1,295,703
4.65% 9/10/29	4,000,000	4,032,640
		28,195,819
Electric–3.10%
AES Corp. 1.38% 1/15/26	5,200,000	4,990,087
Enel Finance International NV
4.50% 6/15/25	3,000,000	2,986,729
5.13% 6/26/29	1,400,000	1,433,994
FirstEnergy Corp. 3.90% 7/15/27	800,000	791,690
LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	$3,329,007
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	3,996,400
•Korea Southern Power Co. Ltd. 5.46% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,728,393
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,218,291
2.95% 3/1/26	200,000	195,193
4.95% 6/8/25	2,400,000	2,398,034
•5.91% (SOFRINDX + 0.95%) 9/4/25	4,000,000	4,001,241
		27,069,059
Electronics–0.25%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	2,234,207
		2,234,207
Health Care Services–0.44%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,858,581
		3,858,581
Insurance–2.34%
Athene Global Funding
1.45% 1/8/26	2,500,000	2,402,299
5.34% 1/15/27	5,000,000	5,083,400
•6.04% (SOFRINDX + 1.03%) 8/27/26	1,000,000	1,001,280
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,955,165
3.65% 4/5/27	1,700,000	1,672,373
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,315,113
		20,429,630
Investment Company–0.48%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,182,818
		4,182,818
Lodging–0.47%
Las Vegas Sands Corp. 5.90% 6/1/27	4,000,000	4,107,640
		4,107,640
Oil & Gas–0.72%
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,228,835
Woodside Finance Ltd. 3.65% 3/5/25	4,100,000	4,075,809
		6,304,644
Packaging & Containers–0.46%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	4,041,530
		4,041,530
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.47%
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,200,000	$4,145,063
		4,145,063
Pipelines–0.54%
ONEOK, Inc. 4.40% 10/15/29	2,700,000	2,690,865
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	2,015,288
		4,706,153
Real Estate–0.27%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	1,800,000	1,763,039
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	648,030
		2,411,069
Real Estate Investment Trusts–0.90%
SBA Tower Trust 4.83% 10/15/29	1,600,000	1,590,720
VICI Properties LP 4.38% 5/15/25	1,300,000	1,292,811
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	5,031,744
		7,915,275
Semiconductors–0.71%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,168,656
		6,168,656
Software–0.41%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,556,639
		3,556,639
Telecommunications–0.64%
KT Corp. 4.00% 8/8/25	5,600,000	5,564,018
		5,564,018
Transportation–0.13%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,173,517
		1,173,517
Total Corporate Bonds (Cost $299,179,003)		298,868,081
MUNICIPAL BONDS–1.76%
County of Williamson
0.64% 2/15/26	2,200,000	2,102,539
0.92% 2/15/27	2,200,000	2,058,288
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,949,185
Metro 3.25% 6/1/26	2,200,000	2,175,571
•Tulane University Series C 5.68% 2/15/36	3,000,000	2,765,565
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,290,885
Total Municipal Bonds (Cost $15,120,655)		15,342,033
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–25.51%
•37 Capital CLO 1 Ltd. Series 2021-1A AR 6.32% (TSFR03M + 1.28%) 10/15/34	3,400,000	$3,400,585
•522 Funding CLO Ltd. Series 2018-3A AR 6.58% (TSFR03M + 1.30%) 10/20/31	365,692	366,057
•Accredited Mortgage Loan Trust Series 2004-3 2A2 6.17% (TSFR01M + 1.31%) 10/25/34	3,422	3,385
•ACREC LLC Series 2023-FL2 A 7.33% (TSFR01M + 2.23%) 2/19/38	1,499,064	1,503,729
•AlbaCore Euro CLO IV DAC Series 4A AR 4.63% (EURIBOR03M + 0.99%) 7/15/35	1,650,000	1,834,919
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,623,655
•Amortizing Residential Collateral Trust Series 2004-1 A5 5.97% (TSFR01M + 1.11%) 10/25/34	25,138	25,134
•Apidos CLO XV Ltd. Series 2013-15A A1RR 6.55% (TSFR03M + 1.27%) 4/20/31	253,241	253,537
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 6.28% (TSFR01M + 1.18%) 8/15/34	1,038,554	1,033,373
Series 2021-FL4 A 6.56% (TSFR01M + 1.46%) 11/15/36	2,810,868	2,807,549
•Ares L CLO Ltd. Series 2018-50A AR 6.61% (TSFR03M + 1.31%) 1/15/32	897,685	897,767
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 5.79% (TSFR01M + 0.94%) 4/25/34	1,440,928	1,463,569
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A A 5.90% 8/21/28	7,600,000	7,864,506
BA Credit Card Trust
Series 2022-A2 A2 5.00% 4/15/28	8,800,000	8,866,982
Series 2023-A2 A2 4.98% 11/15/28	4,300,000	4,386,646
•Bain Capital Euro CLO DAC Series 2018-2A AR 4.43% (EURIBOR03M + 0.74%) 1/20/32	2,569,876	2,850,578
Bank of America Auto Trust Series 2023-1A A3 5.53% 2/15/28	4,000,000	4,055,160
•Barings CLO Ltd. Series 2018-1A A1 6.51% (TSFR03M + 1.21%) 4/15/31	3,377,038	3,378,811
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 6.09% (TSFR01M + 1.24%) 3/25/35	246,161	$244,872
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 6.47% (TSFR01M + 1.61%) 3/25/43	24,977	24,977
BMW Vehicle Lease Trust Series 2023-2 A3 5.99% 9/25/26	5,000,000	5,047,469
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,489,982
Series 2022-A3 A 4.95% 10/15/27	4,000,000	4,024,589
•Carlyle Euro CLO DAC
Series 2017-3A A1R 4.39% (EURIBOR03M + 0.70%) 1/15/31	640,200	710,370
Series 2019-2A A1R 4.43% (EURIBOR03M + 0.89%) 8/15/32	2,897,461	3,212,644
CarMax Auto Owner Trust Series 2023-4 A2A 6.08% 12/15/26	4,422,857	4,445,386
Chase Auto Owner Trust Series 2024-5A A3 4.18% 8/27/29	800,000	798,317
Citizens Auto Receivables Trust Series 2023-2 A3 5.83% 2/15/28	2,200,000	2,238,114
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 5.51% (TSFR01M + 0.65%) 12/25/34	1,244,295	1,213,187
•Cumulus Static CLO Series 2024-1A A 4.74% (EURIBOR03M + 1.20%) 11/15/33	3,076,918	3,430,653
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 4.35% (EURIBOR03M + 0.66%) 4/15/33	1,693,150	1,870,603
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 6.58% (TSFR03M + 1.28%) 4/15/29	117,665	117,744
•Elevation CLO Ltd. Series 2017-8A A1R2 6.50% (TSFR03M + 1.21%) 10/25/30	810,512	810,810
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,271,562	2,021,954
Enterprise Fleet Financing LLC
Series 2022-4 A2 5.76% 10/22/29	3,366,670	3,395,602
Series 2023-1 A2 5.51% 1/22/29	2,302,299	2,314,582
LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Finance America Mortgage Loan Trust Series 2004-2 M1 5.79% (TSFR01M + 0.94%) 8/25/34	303,989	$292,660
Ford Auto Securitization Trust II Asset-Backed Notes Series 2023-B A1 5.89% 5/15/26	3,915,205	2,903,873
Ford Credit Auto Owner Trust
Series 2023-1 A 4.85% 8/15/35	6,000,000	6,110,720
Series 2023-2 A 5.28% 2/15/36	3,400,000	3,517,224
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 6.65% (TSFR03M + 1.35%) 7/15/31	1,005,024	1,005,760
GM Financial Automobile Leasing Trust Series 2023-2 A2A 5.44% 10/20/25	711,382	711,801
GM Financial Consumer Automobile Receivables Trust Series 2023-4 A2A 5.89% 11/16/26	2,786,796	2,798,493
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	8,984,946
•Greenwood Park CLO Ltd. Series 2018-1A A2 6.57% (TSFR03M + 1.27%) 4/15/31	592,251	593,021
•Harvest CLO XVI DAC Series 16A ARR 4.33% (EURIBOR03M + 0.64%) 10/15/31	3,609,543	4,004,058
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	1,972,723	2,102,899
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 6.18% (TSFR01M + 1.16%) 2/18/38	1,780,099	1,760,536
Huntington Auto Trust
Series 2024-1A A2 5.50% 3/15/27	3,290,543	3,301,727
Series 2024-1A A3 5.23% 1/16/29	2,000,000	2,040,649
Hyundai Auto Lease Securitization Trust Series 2023-B A2A 5.47% 9/15/25	1,008,997	1,009,410
•Invesco Euro CLO I DAC Series 1A A1R 4.34% (EURIBOR03M + 0.65%) 7/15/31	900,000	991,816
•KKR CLO 18 Ltd. Series 18 AR 6.48% (TSFR03M + 1.20%) 7/18/30	693,643	693,990
Kubota Credit Owner Trust Series 2023-2A A3 5.28% 1/18/28	3,300,000	3,351,019
•LCM Loan Income Fund I Ltd. Series 1A A 6.57% (TSFR03M + 1.29%) 4/20/31	549,844	550,265
•LoanCore Issuer Ltd. Series 2021-CRE5 A 6.51% (TSFR01M + 1.41%) 7/15/36	302,401	301,422
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Man GLG Euro CLO III DAC Series 3A AR 4.37% (EURIBOR03M + 0.68%) 10/15/30	627,730	$698,539
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	4,015,553
MBarc Credit Canada, Inc. Series 2024-AA A2 5.30% 10/15/26	8,000,000	5,952,220
•MF1 Ltd. Series 2020-FL4 A 6.90% (TSFR01M + 1.81%) 12/15/35	731,493	730,579
•Mountain View CLO XVI Ltd. Series 2022-1A A1R 6.76% (TSFR03M + 1.46%) 4/15/34	3,000,000	3,017,784
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,440,842	1,389,526
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	783,055	733,670
Series 2020-IA A1A 1.33% 4/15/69	1,414,396	1,290,121
Series 2021-GA A 1.58% 4/15/70	1,831,069	1,639,477
Series 2022-A A 2.23% 7/15/70	3,259,312	2,976,158
Navient Student Loan Trust Series 2023-BA A1A 6.48% 3/15/72	1,431,437	1,480,993
•Palmer Square CLO Ltd. Series 2014-1A A1R2 6.68% (TSFR03M + 1.39%) 1/17/31	169,921	170,006
•Palmer Square European Loan Funding DAC Series 2021-1A A 4.47% (EURIBOR03M + 0.78%) 4/15/31	112,852	125,492
•Palmer Square Loan Funding Ltd. Series 2021-4A A1 6.36% (TSFR03M + 1.06%) 10/15/29	282,636	282,787
PFS Financing Corp. Series 2023-C A 5.52% 10/15/28	5,000,000	5,125,578
•Recette CLO Ltd. Series 2015-1A ARR 6.62% (TSFR03M + 1.34%) 4/20/34	1,000,000	1,000,400
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,334,937	1,276,684
•Series 2020-PTA A2B 5.82% (TSFR01M + 0.96%) 9/15/54	2,505,766	2,493,008
Series 2022-C A1A 4.48% 5/16/50	1,963,616	1,944,613
Series 2023-C A1A 5.67% 11/15/52	4,135,798	4,259,539
Series 2024-C A1A 5.50% 6/17/52	2,115,177	2,177,523
Series 2024-D A1A 5.38% 7/15/53	2,434,497	2,498,068
LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2024-E A1A 5.09% 10/16/56	800,000	$811,425
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	389,691	383,008
Series 2017-D A2FX 2.65% 9/25/40	134,905	132,262
•Starwood Ltd. Series 2022-FL3 A 6.69% (SOFR30A + 1.35%) 11/15/38	296,509	292,982
Synchrony Card Funding LLC Series 2023-A1 A 5.54% 7/15/29	7,300,000	7,454,121
•TCW CLO Ltd. Series 2018-1A A1R 6.52% (TSFR03M + 1.23%) 4/25/31	2,049,203	2,050,740
Tesla Auto Lease Trust Series 2023-B A3 6.13% 9/21/26	3,600,000	3,634,880
•Tikehau CLO DAC Series 2015-1A ARR 4.51% (EURIBOR03M + 0.87%) 8/4/34	2,536,385	2,818,155
•Toro European CLO 6 DAC Series 6A AR 4.62% (EURIBOR03M + 0.92%) 1/12/32	2,994,911	3,324,362
Toyota Auto Receivables Owner Trust
Series 2022-D A2A 5.27% 1/15/26	482,954	483,008
Series 2023-B A2A 5.28% 5/15/26	2,354,533	2,356,024
Series 2023-C A3 5.16% 4/17/28	4,000,000	4,048,735
Toyota Lease Owner Trust Series 2023-B A2A 5.73% 4/20/26	3,180,574	3,192,782
•Venture XXVI CLO Ltd. Series 2017-26A AR 6.64% (TSFR03M + 1.36%) 1/20/29	284,967	285,032
•Venture XXVII CLO Ltd. Series 2017-27A AR 6.59% (TSFR03M + 1.31%) 7/20/30	138,585	138,808
Verizon Master Trust Series 2024-1 A1A 5.00% 12/20/28	5,800,000	5,843,470
Volkswagen Auto Lease Trust Series 2023-A A2A 5.87% 1/20/26	2,336,066	2,341,569
Total Non-Agency Asset-Backed Securities (Cost $223,470,189)		222,923,767
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.88%
•Bear Stearns ARM Trust Series 2003-1 5A1 6.90% 4/25/33	11,767	11,381
•Canada Square Funding PLC Series 2020-2 A 6.23% (SONIA + 1.25%) 12/17/57	1,254,498	1,681,208
•Cheshire PLC Series 2020-1 A 5.88% (SONIA + 0.90%) 8/20/45	1,329,525	1,779,120
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,352,092	$1,263,891
•Gemgarto PLC Series 2021-1A A 5.57% (SONIA + 0.59%) 12/16/67	472,844	632,130
•GS Mortgage Securities Corp. Trust Series 2022 A 8.50% (TSFR01M + 3.40%) 8/15/39	4,500,000	4,500,003
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 A25 6.61% (SOFR30A + 1.35%) 11/25/54	2,234,266	2,234,201
•GSR Mortgage Loan Trust Series 2005-5F 8A1 5.47% (TSFR01M + 0.61%) 6/25/35	108,497	104,230
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 6.26% 5/25/33	3,000	2,879
MFA Trust
•Series 2020-NQM2 A1 1.38% 4/25/65	380,618	360,108
•Series 2021-RPL1 A1 1.13% 7/25/60	1,751,863	1,586,806
φ•Series 2023-NQM4 A1 6.11% 12/25/68	845,751	855,807
•New Residential Mortgage Loan Trust Series 2018-3A A1 4.50% 5/25/58	291,670	286,343
•New York Mortgage Trust Series 2005-3 A1 5.45% (TSFR01M + 0.59%) 2/25/36	84,234	83,206
φ•OBX Trust
Series 2023-NQM6 A1 6.52% 7/25/63	2,142,248	2,173,505
Series 2024-NQM5 A1 5.99% 1/25/64	1,349,098	1,365,449
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 4.99% 2/25/61	978,976	976,607
φ•PRPM Trust Series 2023-NQM3 A1 6.22% 11/25/68	354,448	359,309
•Resimac Bastille Trust Series 2021-2NCA A1A 5.96% (TSFR01M + 0.76%) 2/3/53	752,791	751,301
•Sequoia Mortgage Trust Series 2004-6 A1 5.88% 7/20/34	2,780	2,587
•Towd Point Mortgage Trust
Series 2018-5 A1 3.25% 7/25/58	6,309,480	6,051,256
Series 2019-4 A1 2.90% 10/25/59	1,898,370	1,811,965
Series 2019-HY2 A1 5.97% (TSFR01M + 1.11%) 5/25/58	573,276	589,008
Series 2020-1 A1 2.71% 1/25/60	1,023,403	978,361
LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Verus Securitization Trust
•Series 2021-6 A1 1.63% 10/25/66	2,206,115	$1,916,198
φ•Series 2024-1 A1 5.71% 1/25/69	1,556,924	1,568,240
Total Non-Agency Collateralized Mortgage Obligations (Cost $34,500,109)		33,925,099
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.29%
•AG Trust Series 2024-NLP A 7.11% (TSFR01M + 2.02%) 7/15/41	3,400,000	3,402,112
•AREIT LLC Series 2022-CRE7 A 7.32% (TSFR01M + 2.24%) 6/17/39	4,599,818	4,611,302
•BDS LLC Series 2022-FL12 A 7.10% (TSFR01M + 2.14%) 8/19/38	4,899,954	4,912,188
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	5,000,000	4,788,137
•BSREP Commercial Mortgage Trust Series 2021-DC A 6.16% (TSFR01M + 1.06%) 8/15/38	3,506,513	3,252,504
•BX Trust Series 2021-MFM1 A 5.91% (TSFR01M + 0.81%) 1/15/34	1,676,385	1,669,055
•BXMT Ltd. Series 2020-FL3 A 6.60% (TSFR01M + 1.51%) 11/15/37	2,576,540	2,533,945
•CRSNT Trust Series 2021-MOON A 6.03% (TSFR01M + 0.93%) 4/15/36	4,500,000	4,401,795
•GCT Commercial Mortgage Trust Series 2021-GCT A 6.01% (TSFR01M + 0.91%) 2/15/38	900,000	816,548
•GPMT Ltd. Series 2021-FL3 A 6.38% (TSFR01M + 1.36%) 7/16/35	1,699,865	1,678,995
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 6.59% (TSFR01M + 1.50%) 12/15/31	571,717	516,885
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 6.92% (TSFR01M + 1.82%) 3/15/35	337,989	337,884
•NYO Commercial Mortgage Trust Series 2021-1290 A 6.31% (TSFR01M + 1.21%) 11/15/38	4,500,000	4,370,796
•One New York Plaza Trust Series 2020-1NYP A 6.16% (TSFR01M + 1.06%) 1/15/36	3,000,000	2,865,080
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 5.92% (TSFR01M + 1.06%) 7/25/36		389,340	$386,810
•SREIT Trust Series 2021-IND A 5.91% (TSFR01M + 0.81%) 10/15/38		300,000	297,378
•Starwood Mortgage Trust Series 2021-HTS A 6.31% (TSFR01M + 1.21%) 4/15/34		1,996,845	1,982,882
•Taurus U.K. DAC Series 2021-UK1A A 5.83% (SONIA + 0.85%) 5/17/31		2,581,043	3,446,716
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $47,061,625)			46,271,012
ΔSOVEREIGN BONDS–1.07%
Brazil—0.77%
^Brazil Letras do Tesouro Nacional 0.00% 4/1/25	BRL	38,600,000	6,716,706
			6,716,706
Italy—0.30%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29		2,500,000	2,625,370
			2,625,370
Total Sovereign Bonds (Cost $9,257,138)			9,342,076
U.S. TREASURY OBLIGATIONS–19.48%
U.S. Treasury Inflation Indexed Bonds
2.13% 4/15/29		28,472,640	29,261,959
2.38% 1/15/25		667,444	663,022
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/26		2,878,416	2,798,297
0.13% 7/15/26		13,646,568	13,302,216
0.13% 10/15/26		8,747,828	8,505,979
0.25% 1/15/25		87,909,628	86,829,936
0.38% 7/15/25		12,865,304	12,681,068
0.38% 1/15/27		16,666,496	16,192,106
Total U.S. Treasury Obligations (Cost $169,533,552)			170,234,583

	Number of Contracts
OPTIONS PURCHASED–0.00%
Over-The-Counter–0.00%
Put Swaption–0.00%
1 Year Interest Rate Swap Strike price $4.10, expiration date 2/7/25, notional amount $82,200,000 GSI	82,200,000	26,139
		26,139
Total Options Purchased (Cost $99,668)		26,139

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	1,268,129	$1,268,129
Total Money Market Fund (Cost $1,268,129)		1,268,129

	Principal Amount°
SHORT-TERM INVESTMENT—0.80%
Repurchase Agreement–0.80%
BNP Paribas 4.98%, dated 9/30/24, to be repurchased on 10/1/24, repurchase price $7,000,955 (collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 10/15/27; market value $7,085,163)	7,000,000	7,000,000
Total Short-Term Investment (Cost $7,000,000)		7,000,000

TOTAL INVESTMENTS–111.92% (Cost $981,620,301)	$978,007,714

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(11.92%)	(104,176,500)
NET ASSETS APPLICABLE TO 90,254,237 SHARES OUTSTANDING–100.00%	$873,831,214

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(2,791,000)	USD	1,919,056	10/2/24	$—	$(10,566)
BNP	BRL	(12,926,709)	USD	2,339,824	10/2/24	—	(32,447)
BNP	BRL	2,424,425	USD	(435,891)	10/2/24	9,032	—
BNP	BRL	10,502,284	USD	(1,927,697)	10/2/24	—	(349)
BNP	BRL	(2,450,339)	USD	435,891	1/3/25	—	(8,828)
BNP	CAD	18,025,660	USD	(13,373,702)	10/2/24	—	(44,992)
BNP	CAD	(18,011,063)	USD	13,373,702	11/4/24	45,105	—
BNP	CHF	(3,845,000)	USD	4,535,820	10/2/24	—	(8,262)
BNP	EUR	33,141,000	USD	(37,028,840)	10/2/24	—	(135,087)
BNP	EUR	(33,141,000)	USD	37,078,996	11/4/24	132,106	—
BNP	GBP	(6,264,000)	USD	8,246,552	10/2/24	—	(128,100)
GSI	AUD	(23,256,234)	USD	15,805,448	10/2/24	—	(273,278)
GSI	AUD	1,763,000	USD	(1,188,742)	10/2/24	30,148	—
GSI	BRL	(30,800,000)	USD	5,533,693	4/2/25	25,959	—
GSI	BRL	(7,800,000)	USD	1,391,153	4/2/25	—	(3,663)
GSI	CAD	(18,041,123)	USD	13,373,624	10/2/24	33,480	—
GSI	EUR	(33,141,000)	USD	36,902,165	10/2/24	8,412	—
JPMC	AUD	(24,284,234)	USD	16,828,503	11/4/24	30,456	—
JPMC	BRL	10,508,909	USD	(1,878,201)	10/2/24	50,363	—
JPMC	BRL	(10,508,909)	USD	1,928,913	10/2/24	349	—
JPMC	GBP	(6,264,000)	USD	8,381,167	11/4/24	6,726	—
Total Foreign Currency Exchange Contracts						$372,136	$(645,572)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
535	3 Month SOFR	$127,423,625	$127,437,551	12/17/24	$—	$(13,926)
(1,045)	3 Month SOFR	(250,695,500)	(250,138,332)	3/18/25	—	(557,168)
1,336	3 Month SOFR	323,278,600	323,698,574	9/16/25	—	(419,974)
302	Australia 10 yr Bonds	24,302,116	24,468,454	12/16/24	—	(166,338)
126	Long Gilt	16,581,097	16,660,942	12/27/24	—	(79,845)
(143)	U.S. Treasury 10 yr Notes	(16,342,219)	(16,316,348)	12/19/24	—	(25,871)
(519)	U.S. Treasury 10 yr Ultra Notes	(61,396,078)	(61,431,843)	12/19/24	35,765	—
1,266	U.S. Treasury 2 yr Notes	263,634,610	263,079,684	12/31/24	554,926	—
(171)	U.S. Treasury 5 yr Notes	(18,789,961)	(18,759,782)	12/31/24	—	(30,179)
(131)	U.S. Treasury Ultra Bonds	(17,435,281)	(17,547,310)	12/19/24	112,029	—
Total Futures Contracts					$702,720	$(1,293,301)
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
AUD17,400,000	4.50	BBSW6M	Pay	Semiannual	9/20/33	$437,972	$(115,380)	$553,352	$—
19,500,000	3.75	SOFR12M	Receive	Annual	12/18/29	(507,441)	83,344	—	(590,785)
GBP15,300,000	4.00	SONIA12M	Pay	Annual	9/18/29	332,691	119,072	213,619	—
Total IRS Contracts							$87,036	$766,971	$(590,785)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW3M–Bank Bill Swap Rate 3 Months
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFRINDX–Secured Overnight Financing Rate Index
SONIA–Sterling Overnight Index Average
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
WF–Wells Fargo
yr–Year
LVIP PIMCO Low Duration Bond Fund–10